Summary of Significant Accounting Policies (Narrative II) (Details) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 CAD ($) Item	Dec. 31, 2024 CAD ($)	Aug. 05, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Asset Impairment Charges
Impairment charge					$ 75,000,000	$ 225,000,000
Goodwill
Goodwill					5,580,000,000	5,858,000,000		$ 5,871,000,000
Goodwill impairment charge					$ 0	214,000,000
Lease, Practical Expedient, Lessor Single Lease Component [true false]					true
New Mexico Gas Company [Member]
Asset Impairment Charges
Impairment charge					$ 14,000,000	17,000,000
Goodwill
Goodwill							$ 366
Goodwill impairment charge	$ 75,000,000	$ 55	$ 210,000,000	$ 155
Goodwill impairment charge, net of tax	$ 71,000,000	$ 52	198,000,000	$ 146
Various Canadian And US Government Agencies [Member]
Goodwill
Amount received from government funds					$ 80,000,000	$ 47,000,000
Government Assistance Asset Increase Noncurrent Statement Of Financial Position Extensible Enumeration					Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Natural Resources Canada Smart Renewables & Electrification Pathways [Member]
Goodwill
Number of battery storage systems funded for construction | Item					3
Percent under grant for claims of eligible project costs					33.00%
Maximum project costs eligible under grant for claims					$ 109,000,000
Amount received from government funds					$ 45,000,000	$ 26,000,000
Government Assistance Asset Increase Noncurrent Statement Of Financial Position Extensible Enumeration					Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Long-Lived Assets
Asset Impairment Charges
Impairment charge						$ 11,000,000
Certain Long Lived Assets
Asset Impairment Charges
Impairment charge					$ 75,000,000	19,000,000
Asset Impairment Charges, net of tax					71,000,000	14,000,000
Included In Other Income, Net
Asset Impairment Charges
Impairment charge						8,000,000
Equity Method Investments
Asset Impairment Charges
Impairment charge					0	0
Financial Assets
Asset Impairment Charges
Impairment charge					$ 0	$ 0
NMGC
Goodwill
Goodwill			289,000,000
Goodwill impairment charge			$ 210,000,000